Common Dividends, Dividend Equivalents and Distributions	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Dividends Disclosure [Text Block]
Note 9
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COMMON DIVIDENDS, DIVIDEND EQUIVALENTS AND DISTRIBUTIONS
The following table describes the dividends, dividend equivalents and distributions declared by the Company during the six months ended June 30, 2021:

Declaration Date	Amount per Share	Period Covered	Dividends, Dividend Equivalents and Distributions Paid Date	Dividends, Dividend Equivalents and Distributions Amount
February 27, 2021	$0.15	January 1, 2021 to March 16, 2021	March 22, 2021	$1,518,070
March 15, 2021	$0.08	January 1, 2021 to March 16, 2021	March 29, 20 2	809,665
June 16, 2021	$0.24	March 17, 2021 to June 30, 2021	July 15, 2021	4,276,968

Total				$6,604,703